Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Declared quarterly cash dividends per share of common stock

	2011	2010	2009
First	$0.53	$0.45	$0.425
Second	$0.53	$0.45	$0.425
Third	$0.53	$0.45	$0.425
Fourth	$0.56	$0.49	$0.450

Changes in common stock outstanding

	2011	2010	2009
Shares outstanding at beginning of year	583,043,872	582,848,102	582,901,524
LTIP shares forfeited	(433)	(7,501)	(55,420)
LTIP tax shares repurchased and cancelled	(162,257)	(185,257)	(308,882)
Shares repurchased and cancelled	(6,776,637)	—	—
Stock options exercised	—	362,284	245,280
Equity incentive award plan shares issued	30,654	26,244	65,600

Shares outstanding at end of year	576,135,199	583,043,872	582,848,102